Debentures (Details) - Schedule of debentures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate %	60.00%
Par Value	$ 373,952	$ 252,310
Unamortized debt premium (discount) and issuance costs, net	(2,849)	491
Current maturities	62,180	47,766
Total long-term debentures, net of current maturities	308,923	205,035
Short-term accrued interest	2,822	689
Total short-term and long-term debentures	$ 373,925	$ 253,490
Formula’s Series A Secured Debentures (2.8%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate %	2.40%	2.40%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 68,422	NIS 102,633
Par Value	$ 19,444	$ 33,000
Unamortized debt premium (discount) and issuance costs, net	85	217
Current maturities	9,722	11,000
Total long-term debentures, net of current maturities	9,807	22,217
Short-term accrued interest		457
Total short-term and long-term debentures	$ 19,529	$ 33,674
Formula’s Series C Secured Debentures (2.3%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate %	2.70%	2.20%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 493,244	NIS 374,225
Par Value	$ 140,166	$ 120,330
Unamortized debt premium (discount) and issuance costs, net	(1,477)	472
Current maturities	23,012	16,970
Total long-term debentures, net of current maturities	115,677	103,832
Short-term accrued interest	265	227
Total short-term and long-term debentures	$ 138,954	$ 121,029
Sapiens’ Series B Debentures (3.37%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate %	3.30%	3.30%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par value in issuance currency	NIS 280,000	NIS 350,000
Par Value	$ 79,186	$ 98,980
Unamortized debt premium (discount) and issuance costs, net	(114)	(198)
Current maturities	19,796	19,796
Total long-term debentures, net of current maturities	59,276	78,986
Short-term accrued interest	1,337	5
Total short-term and long-term debentures	$ 80,409	$ 98,787
Matrix IT’ Series B Debentures (4.1%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate %	4.50%
Currency	NIS (Unlinked)
Par value in issuance currency	NIS 475,615
Par Value	$ 135,156
Unamortized debt premium (discount) and issuance costs, net	(1,343)
Current maturities	9,650
Total long-term debentures, net of current maturities	124,163
Short-term accrued interest	1,220
Total short-term and long-term debentures	$ 135,033